Stock Plans - Share Based Compensation Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Outstanding Balance, Shares	3,088,519	[1]
Stock options granted	168,916
Exercised, Shares	(1,687,918)
Canceled, Shares	(393,871)
Outstanding Balance, Shares	1,175,646
Exercisable Balance, Shares	764,693
Outstanding Balance, Weighted Average Exercise Price	$ 22.90	[1]
Granted, Weighted Average Exercise Price	$ 24.40
Exercised, Weighted Average Exercise Price	$ 19.97
Canceled, Weighted Average Exercise Price	$ 26.74
Outstanding Balance, Weighted Average Exercise Price	$ 26.02
Exercisable Balance, Weighted Average Exercise Price	$ 28.52
Equity Incentive Plan Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Nonvested shares balance, Shares	633,647
Granted, Shares	506,470	[2]
Vested, Shares	(214,598)
Canceled, Shares	(350,586)
Nonvested shares balance, Shares	574,933		633,647
Nonvested shares balance, Weighted Average Grant-Date Fair-Value	$ 25.15
Granted, Weighted Average Grant-Date Fair-Value	$ 33.57	[2]	$ 33.26	$ 21.97
Vested, Weighted Average Grant-Date Fair-Value	$ 20.80
Canceled, Weighted Average Grant-Date Fair-Value	$ 29.28
Nonvested shares balance, Weighted Average Grant-Date Fair-Value	$ 31.49		$ 25.15
Long Term Incentive Plan Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Nonvested shares balance, Shares	281,500
Granted, Shares	11,182	[3]
Vested, Shares	(273,307)
Canceled, Shares	(19,375)
Nonvested shares balance, Shares
Nonvested shares balance, Weighted Average Grant-Date Fair-Value	$ 30.48
Granted, Weighted Average Grant-Date Fair-Value		[3]
Vested, Weighted Average Grant-Date Fair-Value	$ 30.48
Canceled, Weighted Average Grant-Date Fair-Value	$ 30.48
Nonvested shares balance, Weighted Average Grant-Date Fair-Value

[1]	As a result of the Company's declaration of the special dividend on November 2, 2012, the number of shares subject to and the exercise price of option awards outstanding as of November 8, 2012, were adjusted. The number of stock options and the weighted average exercise price of stock options provided in the table reflect such adjustments.
[2]	As a result of the Company's payment of the special dividend on December 21, 2012, the Company awarded approximately 91,000 additional restricted stock units as an adjustment to outstanding restricted stock units. The additional restricted stock units are not included in the calculation of the weighted average grant-date fair value of awards granted in 2012.
[3]	LTIP restricted stock units granted during 2012 represent additional restricted stock units granted to adjust the number of outstanding awards as a result of the Company's payment of the special dividend on December 21, 2012. These additional restricted stock units are not included in the calculation of the weighted average grant-date fair value of awards granted in 2012.